S000091873 [Member] Performance Management - Parnassus International Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
When the Parnassus International Equity Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999‑3505.

Performance Past Does Not Indicate Future [Text]	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance One Year or Less [Text]	When the Parnassus International Equity Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Website Address [Text]	www.parnassus.com
Performance Availability Phone [Text]	(800) 999‑3505